Material accounting policy information	12 Months Ended
Dec. 31, 2023
Material accounting policy information
Material accounting policy information
2.	Material accounting policy information

The Company’s material accounting policies are summarized below.

2.1	Statement of compliance and basis of preparation

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of the Company’s activities and the results achieved. They present fairly the entity’s financial position, its financial performance and cash flows, on a going concern basis.

The material accounting policy information applied in the preparation of the above consolidated financial statements are set out below. All amounts are presented in thousands of dollar, unless otherwise indicated, rounded to the nearest $ ‘000.

The consolidated financial statements have been approved for issue by the Company’s Board of Directors (the “Board”) on March 19, 2024.

2.2	Adoption of new and revised standards

New standards and interpretations applicable for the annual period beginning on January 1, 2023

●	Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2 – Making Materiality Judgements.

The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures. As result the Company revised its accounting policy disclosure in the consolidated financial statements and removed accounting policy information that the Company deemed to relate to immaterial transactions or other events or conditions.

No other standards and interpretations for the annual period beginning on January 1, 2023 have any material impact on the consolidated financial statements.

New standards and interpretations issued, but not yet applicable for the annual period beginning on January 1, 2023

●	Amendments to IAS 12 - issued International Tax Reform—Pillar Two Model Rules.

On 23 May 2023, the International Accounting Standards Board (the IASB or Board) issued International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12 which clarified the application of IAS 12 income taxes arising from tax law enacted or substantively enacted to implement the OECD/G20 Inclusive Framework on Base Erosion and Profit Shifting Pillar Two model rules. Based on current information, management expects that the Company could become subject to the Pillar Two Directive and implementing domestic laws as early as 2025. Thus, there is no impact for argenx in 2023. The company is currently in the process of determining the impact, if any, for 2025. Based on the preliminary analysis, we do not expect the Pillar Two Rules to have a material impact on our effective tax rate.

It is unclear if the Pillar Two model rules create additional temporary differences, whether to remeasure deferred taxes for the Pillar Two model rules, and which tax rate to use to measure deferred taxes. In response to this unclarity, the amendments mentioned above introduced a mandatory temporary exception to the requirements of IAS 12 under which a company does not recognise or disclose information about deferred tax assets and liabilities related to the Pillar Two model rules. We applied the temporary exception in financial year 2023.

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective. Of the standards that are not yet effective, we expect no standard to have a material impact on the financial statements in the period of initial application.

2.3	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The results of the subsidiaries are included in the consolidated statements of profit or loss and consolidated statements of other comprehensive income (loss) from the effective date of acquisition up to the date when control ceases to exist. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intercompany transactions and unrealized gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.

2.4	Foreign currency transactions

2.4.1Functional and presentation currency

Items included in the consolidated financial statements of each of the entities are valued using the currency of their economic environment in which the entity operates. The consolidated financial statements are presented in USD ($), which is the Company’s presentation currency.

2.4.2Transactions and balances

Transactions in foreign currencies are translated at the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) as “Exchange gains /(losses)”. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

2.4.3Financial statements of foreign entities

For foreign entities using a different functional currency than USD:

●	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of the balance sheet.
●	income and expenses for each statement presenting profit or loss and statements of other comprehensive income (loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).
●	all resulting exchange differences are recognized in the statements of other comprehensive income (loss).
2.5	Intangible assets

2.5.1Internally generated intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization per IAS 38 can not be met before the regulatory procedures required by such healthcare authorities have been finalized. Also once regulatory approval has been obtained, an internally generated intangible asset arising from development is capitalized if, and only if, all of the criteria under IAS 38 have been demonstrated.

2.5.2Acquired In-Process R&D and Acquired R&D available for use

Upfront payments and development milestone payments for “Acquired In-Process R&D obtained through in-licensing arrangements are capitalized as intangible assets under “Acquired In-Process R&D” upon meeting the IAS 38 capitalization criteria. These intangibles are considered as intangible assets with definite useful lives and are carried at cost less accumulated impairment losses. “Acquired In-Process R&D” is not amortized, but is evaluated for potential impairment on an annual basis or when facts and circumstances warrant. Any impairment charge is recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under “Research and development expense”. Once an asset included in “Acquired In-Process R&D” has received marketing approval from a regulatory authority, it is recorded under “Acquired R&D available for use” category.

Regulatory milestone payments and sales-based milestone payments for R&D obtained through in-licensing arrangements acquired are capitalized intangible assets under “Acquired R&D available for use” upon meeting the IAS 38 capitalization criteria. All intangibles classified under “Acquired R&D available for use” are considered as intangible assets with finite useful lives and are carried at cost less accumulated amortization and accumulated impairment losses. “Acquired R&D available for use” is evaluated for potential impairment when the Company identifies indications based on facts and circumstances of the asset. Any impairment charge is recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under "Cost of sales". “Acquired R&D available for use” is amortized under “Cost of sales” on a straight-line basis over the estimated useful life, being the longer of the current patent protection life of the acquired R&D and patent protection life of the combined product.

2.5.3.Other intangible assets

Other intangible assets could include the Priority Review Voucher (“PRV”) which the Company can use to obtain the priority review by the FDA for one of its future regulatory submissions or may sell or transfer to a third party. The PRV is initially measured at cost and annually reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Any impairment charge is recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under “Research and development expenses.” Using the PRV results in amortization recorded in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under “Research and development expenses” and subsequent derecognition of the intangible asset.

2.6	Research and development incentives receivables

The current and non-current research and development incentive receivables relate to refunds resulting from research and development incentives on Research and development expenses in Belgium and are credited to the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under the line “Other operating income” when the relevant expenditure has been incurred and there is a reasonable assurance that the research and development incentives will be received.

2.7	Inventories

Inventories are carried at cost or net realisable value, whichever is lowest. Cost comprises of costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. If the expected sales price less completion costs to execute sales (net realizable value) is lower than the carrying amount, a write-down is recognized for the amount by which the carrying amount exceeds its net realisable value

Included in inventory are products which could, besides commercial activities, be used in preclinical and clinical programs, and free-of-charge, compassionate use and pre-approval access program. These products are charged to “Research & development expenses” or “Selling, general and administrative expenses”, respectively, when dedicated to this channel.

We capitalize inventory costs associated with products prior to the regulatory approval of these products, or for inventory produced in production facilities not yet approved, when it is highly probable that the pre-approval inventories will be saleable. The determination to capitalize is based on the particular facts and circumstances relating to the expected regulatory approval of the product or production facility being considered. The assessment of whether or not the product is considered highly probable to be saleable is made and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concern and other impediments.

Previously capitalized costs related to pre-launch inventories could be required to be written down upon a change in such judgement or due to a denial or delay of approval by regulatory bodies, a delay in commercialization or other potential factors, which will be recorded under “Research and development expenses” in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss).

2.8	Trade and other receivables

Trade and other receivables are designated as financial assets measured at amortized cost. They are initially measured either at their invoiced amounts or at transaction price, in the absence of a significant financing component less adjustments for estimated revenue deductions such as rebates, chargebacks and returns. All receivables are subsequently measured at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Loss allowance for expected credit losses are established using a simplified approach of forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated statements of financial position and the estimated collectible amount. Charges for loss allowance for expected credit losses are recorded under “Selling, general and administrative expenses” in the consolidated statements of profit or loss and consolidated statements of other comprehensive income (loss).

2.9	Current financial assets

Current financial assets measured at amortized costs comprise of term accounts that have an initial maturity equal or less than 12 months, but exceeding 3 months.

Current financial assets measured at fair value through profit or loss comprise of money market funds.

Interests on Current financial assets is reported under Cash Flow from investment activities under “Interest received”.

2.10	Cash and cash equivalents

Cash are financial assets measured at amortized cost and comprise of cash at bank.

Cash equivalents measured at amortized cost comprise of term accounts that have an initial maturity of less than 3 months that are subject to an insignificant risk of changes in values. Those are used by the Company in the management of short-term commitments. Cash and cash equivalents exclude restricted cash, which is presented in the consolidated statements of financial position under the line “Other non-current assets”.

Cash equivalents measured at fair value through profit or loss comprise of money market funds that are readily convertible to cash and are subject to insignificant risk of changes in value. These financial assets are used by the Company in the management of the short-term commitments.

Interests on Cash equivalents is reported under Cash Flow from investment activities under “Interest received”.

2.11	Trade and other payables

Trade and other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expense related to the Company’s research and development activities, gross-to-net accruals and short-term employee benefits. Trade and other payables are initially measured at their transaction price, which are subsequent to initial recognition measured at amortized cost.

Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the Company. They are recognized as expenses for the period in which employees perform the corresponding services.

2.12	Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Company recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate. The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The lease liability is presented as a separate line in the consolidated statements of financial position.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The right-of-use assets are presented in the consolidated statements of financial position under the caption “Property, plant and equipment”.

2.13	Financial instruments

Financial instruments are initially recognized either at fair value or at transaction price and subsequently measured at either amortized cost or fair value under IFRS 9 on the basis of both the Company’s model for managing the financial assets and the contractual cash flow characteristics of the financial asset. A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

Profit share in AgomAb Therapeutics NV: The Company holds investments in non-current financial assets, which based on IFRS 9, are designated as financial assets at fair value through profit or loss. The fair value of listed investments is based upon the closing price of such securities at each reporting date. As there is no active market for an equity instrument, the Company establishes the fair value by using valuation techniques. The changes to the fair valuation is recorded under “other operating income” in the consolidated statements of profit or loss and consolidated statements of other comprehensive income (loss).

Shares of Zai Lab: Based on IFRS 9, the Company irrevocably elected to designate this specific investment as a financial asset at fair value through OCI as the participation is not held for trading purposes nor contingent consideration recognized by an acquirer in a business combination. The investment is recorded under “other non-current assets” in consolidated statements of financial position and changes to the fair valuation is recorded under “Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI” in the consolidated statements of profit or loss and consolidated statements of other comprehensive income (loss).

2.14	Shareholder’s equity

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

The Company has never distributed any dividends to its shareholders. As of December 31, 2023, no profits were available for distribution.

As of January 1, 2021, the Company changed its functional and presentation currency from EUR to USD. Differences resulting from the re-presentation have been presented as translation difference, a component within shareholders’ equity. Share capital, share premium, and other reserves are translated at historic rates prevailing at the date of transaction.

2.15	Share-based payments

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the acceptance date. Equity settled share based payments includes expenses related to stock options and restricted stock units granted by the Company.

The fair value determined at the acceptance date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the equity-settled share-based payment reserve.

The share-based payment expense is recorded under “Research and development expenses” or “Selling, general & administrative expenses” depending on the nature of the services provided by each beneficiary.

2.16	Income taxes

Income tax in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) represents the total of the current tax and deferred tax.

The current tax is based on taxable profit for the year. Taxable profit differs from profit as reported in the consolidated statements of profit or loss and consolidated statements of other comprehensive income (loss) as it excludes items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deductible temporary differences can be utilized. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is not probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantially enacted by the end of the reporting period.

The Company records uncertain tax positions in accordance with IAS 12 using the 2 step test whereby (1) the Company determines whether it is probable that the tax positions will be accepted by relevant taxing authorities, and (2) for those tax positions that are not probable that a tax authority will accept in full the position, the Company recognizes uncertain tax positions using either the most likely amount or the expected value, depending on specific facts and circumstances.

2.17	Product net sales

Revenue from the sale of goods is recognized at an amount that reflects the consideration that the Company expects to be entitled to receive in exchange for transferring goods to a customer, at the time when the customer obtains control of the goods rendered, this means when the customer has the ability to direct the use of the asset. The consideration that is committed in a contract with a customer can include fixed amounts, variable amounts, or both. The amount of the consideration may vary due to discounts, rebates, returns, chargebacks or other similar items. Contingent consideration is included in the transaction price when it is highly probable that the amount of revenue recognized is not subject to future significant reversals.

Product net sales are recognized once we satisfy the performance obligation at a point in time under the revenue recognition criteria in accordance with IFRS 15 Revenue from contracts with customers.

Revenue arising from the commercial sale of commercial product is presented in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) under “Product net sales”. In accordance with IFRS 15 Revenue from contracts with customers, such revenue is recognized when the product is physically transferred, in accordance with the delivery and acceptance terms agreed with the customer. Payment of the transaction price is payable at the point the customer obtains the legal title to the goods.

The amount of revenue recognized reflects the various types of price reductions or rights of return offered by the Company to its customers. Such price reductions and rights of return qualify as variable consideration under IFRS 15 Revenue from contracts with customers.

Products sold are covered by various Government and State programs (such as Medicare and Medicaid) under which products are sold at a discount. Rebates are granted to healthcare authorities, and under contractual arrangements with certain customers. Some wholesalers are entitled to chargeback incentives based on the selling price to the end customer, under specific contractual arrangements. Rebates, chargebacks and other incentives are recognized in the period in which the underlying sales are recognized as a reduction of product sales.

The significant components of variable consideration are as follows:

Co-payment assistance: We provide co-payment assistance to patients who have commercial insurance and meet certain eligibility requirements. We use the expected-value method for estimating co-payment assistance based on estimates of program redemption using data provided by third-party administrators. Estimates for the co-payment assistance are adjusted quarterly to reflect actual experience. We record an accrued liability for unredeemed co-payment assistance related to products for which control has been transferred to customers.

Chargebacks: Chargebacks are discounts that occur when contracted parties purchase directly from a specialty distributor. Contracted parties, which currently consist primarily of Public Health Service Institutions and federal government entities purchasing via the Federal Supply Schedule, generally purchase the product at a discounted price. The specialty distributor, in turn, charges back the difference between the price initially paid by the specialty distributor and the discounted price paid to the specialty distributor by the contracted parties to the Company. The reserves for chargeback are based on known sales to contracted parties. We establish the reserves for chargebacks in the same period that the related revenue is recognized, resulting in an accrued liability and reduction of product gross sales.

Rebates: We are subject to government mandated rebates for Medicaid Drug Rebate Program, Medicare Part D Prescription Drug Benefit Program, and other government health care programs in the U.S. Rebate amounts are based upon contractual agreements or legal requirements with public sector benefit providers. We use the expected-value method for estimating these rebates. The expected utilization of rebates is estimated based on third-party data from the specialty pharmacies and specialty distributor. Estimates for these rebates are adjusted quarterly to reflect the most recent information. We record an accrued liability and reduction of product sales for unpaid rebates related to products for which control has been transferred to customers.

Medicare Part D Coverage Gap: The Medicare Part D coverage gap is a federal program to subsidize the costs of prescription drugs for Medicare beneficiaries in the U.S., which mandates manufacturers to fund a portion of the Medicare Part D insurance coverage gap for prescription drugs sold to eligible patients. Funding of the coverage gap is generally invoiced and paid in arrears. We estimate the impact of the Medicare Part D coverage gap using the expected-value method based on an amount expected to be incurred for the current quarter’s activity, plus an accrual balance for known prior quarters. Estimates for the impact of the Medicare Part D coverage gap are adjusted quarterly to reflect actual experience. We record an accrued liability for unpaid reserves related to the Medicare Part D coverage gap.

Distributor fees: The specialty distributor provides distribution services to the Company for a fee, based on a contractually determined fixed percentage of sales. As the services being provided by the specialty distributor are not distinct, the recurring service fees paid to specialty distributors are treated as variable consideration and a reduction to the transaction price. We estimate these distributor fees and record such estimates in the same period the related revenue is recognized, resulting in a reduction of product gross sales. We record an accrued liability for unpaid distributor fees.

Value-based arrangements (VBAs): VBAs are arrangements with third party payers where the Company will pay the third-party payers rebates and other fees on eligible purchases of the Company’s product. In consideration for the rebates and fees paid, the third-party Payers will cover its’ patient purchases made of the Company’s products. The structure of the rebates and fees are largely structured based on volume of product purchased. The rebates and fees paid to will be treated as variable consideration and a reduction to the transaction price. We use the expected-value method for estimating the ultimate rebate and fee paid, which are based on the volume of product sold. We apply the applicable rebate rate against a payer mix factor for the relevant patient populations and to the vials sold in the effective plan year of the rebate to derive a liability recorded. Estimates for these agreements are adjusted quarterly to reflect the most recent information. We record an accrued liability for unpaid value-based agreements.

The estimated amounts described above are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income (loss) within “Product net sales” as a reduction of gross sales, and within “Trade and other payables” in the consolidated statements of financial position. They are subject to regular review and adjustment as appropriate based on the most recent data available to management. Each of the above items require significant estimates, judgement and information obtained from external sources. If management’s estimates differ from actual results, we will record adjustments that would affect product sales in the period of adjustment.

2.18	Collaborations and license agreements

The Company has currently two active collaboration and license agreements in scope of IFRS 15:

Zai Lab

For the collaboration agreement with Zai Lab the Company has assessed that there is more than one distinct performance obligation, being the transfer of a license and supply of clinical and commercial product. The Company concluded that these performance obligations are distinct in the context of the contract.

Therefore, the Company assesses to allocate the transaction price to all performance obligations identified. The transaction price of these two agreements is composed of (i) a fixed part, that being an upfront payment in the form of newly issued Zai Lab shares, and a guaranteed, non-creditable, non-refundable payment and (ii) a milestone payment for approval of efgartigimod in the U.S. and the consideration received in return for the supply of clinical and commercial product.

The fixed part of the transaction price, as well as the milestone for approval of efgartigimod in the U.S. has been allocated to the transfer of a license performance obligation. The Company concluded that the license as of the effective date of the contract, being January 2021, has standalone value. As such, the Company concluded that the promise in granting the license to Zai Lab is to provide a right to use the entity’s intellectual property as it exists at the point in time at which the license is granted and therefore, revenue was recognized at a point in time in January 2021.

Under the collaboration agreement, the Company provides clinical and commercial supply to Zai Lab. Company concludes to recognize such sales as revenue given that the Company acts as principal in the transaction as the risk related to inventory is born by the Company until the inventory is transferred to Zai Lab. The revenue related to clinical supply is recorded under line item “Collaboration revenue”. The revenue related to commercial supply is recorded under line item “product net sales” in the Consolidated statements of other comprehensive Income (Loss). The income related to royalties is recorded under line item item “Collaboration revenue”.

AbbVie

For the collaboration agreement with AbbVie the Company has determined that the transfer of license combined with the performance of research and development activities represent one single performance obligation. The Company concluded that the license is not distinct in the context of the contract.

The transaction price is composed of a fixed part, that being an upfront license fee, and a variable part, being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associate with the variable consideration is subsequently resolved. Management estimates the amount to be included in the transaction price upon achievement of the milestone event. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues.

The transaction price has been allocated to the single performance obligation and revenues has been recognized over the estimated service period based on an input model, being the percentage of completion method. The upfront license fee has been fully recognized since 2021 as the performance obligation has been fulfilled at that time. Milestone payments that become highly probable after the performance obligation has been fulfilled are therefore recognized at that point in time.

2.19	Cost of Sales

Cost of sales are recognized when the associated revenue from product net sales is recognized. Cost of sales include material, manufacturing costs and other costs attributable to production, including shipping costs, as well as royalties payable on sold products.